Derivative (Tables)	12 Months Ended
Dec. 31, 2024
Derivative [Abstarct]
Schedule of Derivative Liability	A continuity of the derivative liability is as follows:
As at December 31,	2023
Balance, start of year	$365
Exercise of warrants	(469)
Change in fair value	105
Foreign exchange on translation	(1)
Balance, end of year	$–